UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Perfect Class B Ordinary Shares
Statement
Ordinary shares (in USD per share)	$ 0.1	$ 0.1
Perfect Class A Ordinary Shares
Statement
Ordinary shares (in USD per share)	$ 0.1	$ 0.1